FAIR VALUE MEASUREMENT (Narrative) (Details) - Jun. 30, 2026 $ in Thousands, ₪ in Millions	ILS (₪)	USD ($)
Foreign Exchange Forward [Member]
Foreign Currencies Fair Value Hedge Derivative [Line Items]
Aggregate notional amount		$ 7
Foreign Exchange Option [Member]
Foreign Currencies Fair Value Hedge Derivative [Line Items]
Aggregate notional amount	₪ 12.4	$ 4,200